Note 17 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
17.   Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks and accounts receivable due from charterers. The principal financial liabilities of the Company consist of loans, accounts payable due to suppliers, interest rate swap agreements and an interest rate derivative product.

a)
Interest rate risk: The Company is subject to market risks relating to changes in interest rates because it has floating rate debt outstanding under its loan agreements on which it pays interest based on LIBOR, or cost of funds for certain banks, plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements.

b)
Concentration of Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable.

The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

c)
Fair value: The carrying values of cash and cash equivalents, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The Company considers its creditworthiness when determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The estimated fair value of the Company's derivatives, seen below, approximates their carrying values.

Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability

		December 31, 2012				December 31, 2011**	December 31, 2012
EGNATIA	1	$10,000	7	July 3, 2006	4.76%	$(684)	$(222)
HSH NORDBANK	2	$7,332	5	March 27, 2008	4.60%	$(375)	$(73)
EMPORIKI	3	$20,000	7	March 30, 2008	10.85%	$(3,863)	$(2,785)
HSH NORDBANK	4	$10,599	7	July 15, 2008	5.55%	$(1,951)	$(1,591)
HSH NORDBANK	5	$11,346	4	June 28, 2010	4.73%	$(1,502)	$(1,140)
		$59,277				$(8,375)	$(5,811)

** Our interest rate swap arrangements as of December 31, 2011 were valued at $8,467. The table above serves to compare the swap agreements that the Company had on December 31, 2012 with their equivalent value on December 31, 2011. The difference between the value of the swap agreements as depicted in the above table and last year's the reported number is $92 and is due to the fact that one of our swaps matured during 2012.

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates based on predetermined ranges in current LIBOR rates. As of December 31, 2012, the Company's outstanding interest rate swaps had a combined notional amount of $59,277.

The Company follows the accounting guidance for Fair Value Measurements and Disclosures. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The Company pays a fixed rate and receives a variable rate for its interest rate swaps. The variable rate is based on the LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of those derivatives determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

As of December 31, 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated financial statements.

The following tables summarize the valuation of the Company's assets measured at fair value on a non-recurring basis as of December, 31, 2011 and 2012 respectively:

Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2011	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$10,414		$10,414		$(45,110)

Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2012	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$25,200		$25,200			$(16,978)
Long-lived assets held and used	$164,792		$164,792		$	(46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500			$2,086

In accordance with the provisions of relevant guidance, a long-lived asset held for sale with a carrying amount of  $42,178 was written down to its fair value of $25,200, resulting in an impairment charge of $16,978, which is included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see note 8). The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company has classified long-lived asset held for sale as Level 2.

In accordance with the provisions of relevant guidance, long-lived assets held and used with a carrying amount of $211,384 were written down to their fair value of $164,792, resulting in an impairment charge of $46,592, which was also included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see note 8).The fair value of the impaired vessels was determined by a combination of market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels, that determined the charter-free vessel value (level 2) and a charter valuation based on the Company’s projections employing assumptions used by market participants (level 3). The Company has split its approach in two sections: (i) Charter-free value of the vessel. To determine the charter-free value consists of quotations from well respected brokers regarding vessels with similar characteristics with ours. This market approach is deemed more objective mainly due to the multitude of transactions of comparable assets in the active and liquid shipping S & P market. Valuation inputs from the market approach are considered Level 2 in the fair value hierarchy, since the Company uses a valuation derived from prices in observed transactions. (ii) Value of the charter. The valuation of the attached timecharter on three of our impaired tankers entails the discounting of the differential between the current long period timecharter for a similar vessel and the timecharter already attached to the vessel for the duration of the latter. The source of the current long period timecharter rates are third party independent shipbrokers. Apart from the long period timecharter rates, budgeted operating expenses and the discount rate that the Company uses there are no other assumptions used in the discounting model. The discount rate used by the Company takes into account the cost of equity of the company, the country risk of the charterer’s country and the default rate of the charterer. The operating expenses used are management estimates based on the management’s experience in operating this type of vessel. The charter valuation, since it entails the use of judgments and assumptions, is individually considered a level 3 approach. However according to ASC 820-10-35-37 (Applying ASU 2011-04) if the level 3 part of the valuation is deemed insignificant (18.7% of the total value is derived from level 3 inputs) from the Company the prevailing level would be level 2, hence the Company characterized the valuation approach as a Level 2 in its entirety.

In accordance with the provisions ASC 360-10-35-44, long-lived assets previously classified as held for sale that are currently classified as held and used with a carrying amount of $10,414 were valued at $12,500, resulting in a write-up of $2,086, which was included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see note 8). According to the provisions of abovementioned guidance the Company measured (i) the carrying amount of the vessel before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the vessel been continuously classified as held and used and (ii) the fair value of the vessel on December 31, 2012, which was the date that the Company decided not to sell the asset. The Company determined that the lower value of the two above measurements was the fair value of the vessel on December 31, 2012 and used that as fair value. The fair value of the vessel on December 31, 2012 was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company has classified long-lived asset held and used as Level 2.

The following tables summarize the valuation of our financial instruments as of December 31, 2011 and 2012 respectively:

As of December 31, 2011		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$8, 467	-	$8,467	-

As of December 31, 2012		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,812	-	$5,812	-

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and reflects the resulting unrealized gain or loss during the period in "Gain / (loss) on financial instruments" in its consolidated statement of comprehensive income/ (loss)as well as presents the fair value at the end of each period in the balance sheet. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative losses in the consolidated statements of comprehensive income/(loss) are presented below:

	Liability Derivatives
	December 31, 2011		December 31, 2012
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Current portion of financial instruments	$8,467	Current liabilities – Current portion of financial instruments	$5,811
Total Derivatives not designated as hedging instruments		$8,467		$5,811

		Amount of (Loss) or Gain Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of (Loss) or Gain recognized in Income on Derivative	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	(Loss) / gain on financial instruments	$(865)	$(2,835)	$(2,656)

Total (Loss) / Gain on Derivatives		$(865)	$(2,835)	$(2,656)

The Company has treated the Sovereign transaction as a freestanding financial instrument settled in the Company's common stock according to guidance under ASC 480-10 and as such the obligation is recognized in the balance sheet at fair value with changes in its fair value recorded in earnings. The Company didn’t recognize an obligation deriving from the Sovereign financial instrument as of December 31, 2011 since the Company is not obliged in any way to issue shares further shares or draw down the remaining $3 million under the Sovereign Transaction and has made no commitment to Sovereign to do so. Hence the instrument was not valued and hence there were no changes in its fair value to be recorded in earnings. For the same reason, no changes in the Sovereign financial instrument’s fair value were recorded in earnings during the year ended December 31, 2012. Finally the Company didn’t recognize an obligation deriving from the Sovereign financial instrument as of December 31, 2012 since the Sovereign financial instrument matured in August 25, 2012.